Transactions with Affiliates - Summary of Affiliate Transactions Table (Details) - USD ($) $ in Thousands			12 Months Ended
		Mar. 14, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenues and other	[1]		$ 2,299,658	$ 2,429,614	$ 1,941,330
Equity income, net – affiliates	[1],[2]		195,469	115,141	101,692
Cost of product	[1],[3]		415,505	953,792	517,371
Operation and maintenance	[1],[3]		480,861	345,617	332,405
General and administrative	[1],[3]		63,166	51,077	48,701
Operating expenses	[1]		1,631,128	1,902,455	1,257,896
Interest income	[1],[4]		16,900	16,900	16,900
Interest expense	[1],[5]		181,796	140,291	107,565
Proceeds from the issuance of common units, net of offering expenses	[1]		0	(183)	25,000
Distributions to unitholders	[1],[6]		893,649	801,300	671,938
Above-market component of swap agreements with Anadarko	[1],[6]		$ 51,618	$ 58,551	45,820
Units issued			1,128,782	885,760
Affiliates [Member]
Related Party Transaction [Line Items]
Revenues and other	[1],[2]		$ 1,353,711	$ 1,539,105	1,358,918
Cost of product	[2]		168,535	74,560	75,983
Operation and maintenance	[7]		115,948	82,249	82,133
General and administrative	[8]		48,819	42,411	41,176
Operating expenses			333,302	199,220	199,292
Interest expense	[9],[10]		6,746	224	(7,747)
APCWH Note Payable borrowings	[9]		321,780	98,813	0
Settlement of the Deferred purchase price obligation - Anadarko	[1],[11]		0	(37,346)	0
Proceeds from the issuance of common units, net of offering expenses	[12]		0	0	25,000
Distributions to unitholders	[13]		514,906	452,777	382,711
Affiliates [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Related Party Transaction [Line Items]
Settlement of the Deferred purchase price obligation - Anadarko	[14]		$ 0	$ (37,346)	$ 0
Springfield [Member] | Western Gas Equity Partners, LP [Member] | Common Units [Member]
Related Party Transaction [Line Items]
Units issued		835,841

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[3]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $48.8 million, $42.4 million and $41.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[4]	Represents interest income recognized on the note receivable from Anadarko.
[5]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[6]	See Note 6.
[7]	Represents expenses incurred on and subsequent to the date of the acquisition of Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[8]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of Partnership assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the omnibus agreement.
[9]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[10]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).
[11]	See Note 3.
[12]	Represents proceeds from the issuance of 835,841 common units to WGP as partial funding for the acquisition of Springfield (see Note 3).
[13]	Represents distributions paid under the partnership agreement (see Note 4 and Note 5).
[14]	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).